FINANCIAL RISK MANAGEMENT, VAR by Risk Type (Details) S/ in Thousands	12 Months Ended
	Dec. 31, 2021 PEN (S/) ft² Number Series	Dec. 31, 2020 PEN (S/)
Value at risk [Abstract]
Maximum level of confidence	99.00%
Statistical probability	1.00%
Number of day used to calculate value at risk	1 day
Amplified time frame of value at risk	10 days
Value at risk by area | ft²	10
Number of market risk factors | Number	146
Number of market curves | Number	35
Number of stock prices | Number	94
Number of mutual fund values | Number	13
Series of volatility | Series	4
Consolidated VaR by type of risk	S/ 38,104	S/ 170,361
Minimum [Member]
Value at risk [Abstract]
Holding period of value at risk	1 day
Maximum [Member]
Value at risk [Abstract]
Holding period of value at risk	10 days
Interest Rate Risk [Member]
Value at risk [Abstract]
Consolidated VaR by type of risk	S/ 35,721	163,981
Price Risk [Member]
Value at risk [Abstract]
Consolidated VaR by type of risk	4,637	6,529
Volatility Risk [Member]
Value at risk [Abstract]
Consolidated VaR by type of risk	2,662	708
Diversification Effect [Member]
Value at risk [Abstract]
Consolidated VaR by type of risk	S/ (4,916)	S/ (857)